FINANCIAL INSTRUMENTS (Details-Fair Value Instrument) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	$ 16,224	¥ 104,756	¥ 138,674
Derivative financial liabilities	1,240	8,007
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	16,224	104,756	138,674
Derivative financial liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss
Derivative financial liabilities	1,240	8,007
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss
Derivative financial liabilities